Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Summary of Unrealized Results

(d)	Unrealized results, net -
This item is made up as follows:

	Unrealized gain (loss)

	Instruments that will not be reclassified to consolidated statement of income	Instruments to be reclassified to the consolidated statements of income
	Equity instruments at fair value	Debt instruments at fair value	Insurance premiums reserve	Cash flow hedge reserve	Translation of foreign operations	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balances as of January 1, 2019	147,554	(232,337)	75,575	27,911	102,983	121,686
Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	(999,430)	—	—	(999,430)
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	117,329	—	—	—	—	117,329
Unrealized gain for debt instruments at fair value through other comprehensive income, net of unrealized loss	—	1,341,797	—	—	—	1,341,797
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	(80,080)	—	—	—	(80,080)
Transfer of impairment loss on debt instruments at fair value through other comprehensive income, Note 5(c)	—	6,779	—	—	—	6,779
Variation for net unrealized loss on cash flow hedges	—	—	—	(74,593)	—	(74,593)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	23,924	—	23,924
Translation of foreign operations	—	—	—	—	(14,507)	(14,507)

Balances as of December 31, 2019	264,883	1,036,159	(923,855)	(22,758)	88,476	442,905

Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	(331,990)	—	—	(331,990)
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	8,175	—	—	—	—	8,175
Transfer to retained earnings from realized loss from equity instruments at fair value through other comprehensive income	24,154	—	—	—	—	24,154
Unrealized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	791,762	—	—	—	791,762
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	(193,683)	—	—	—	(193,683)
Transfer of impairment loss on debt instruments at fair value through other comprehensive income, Note 5(c)	—	32,865	—	—	—	32,865
Variation for net unrealized loss on cash flow hedges	—	—	—	(38,924)	—	(38,924)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	24,574	—	24,574
Translation of foreign operations	—	—	—	—	76,935	76,935

Balances as of December 31, 2020	297,212	1,667,103	(1,255,845)	(37,108)	165,411	836,773
Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	1,389,995	—	—	1,389,995
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	145,899	—	—	—	—	145,899
Transfer to retained earnings from realized gain from equity instruments at fair value through other comprehensive income	(451,898)	—	—	—	—	(451,898)
Unrealized loss from debt instruments at fair value through other comprehensive income, net of unrealized gain	—	(1,986,046)	—	—	—	(1,986,046)
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	(249,689)	—	—	—	(249,689)
Transfer of impairment recovery on debt instruments at fair value through other comprehensive income, Note 5(c)	—	(30,994)	—	—	—	(30,994)
Variation for net unrealized gain on cash flow hedges	—	—	—	68,615	—	68,615
Transfer of realized gain on cash flow hedges to consolidated statement of income, net of realized loss	—	—	—	13,371	—	13,371
Translation of foreign operations	—	—	—	—	95,674	95,674

Balances as of December 31, 2021	(8,787)	(599,626)	134,150	44,878	261,085	(168,300)

Summary of Other Comprehensive Income Explanatory

(e)	Components of other comprehensive income -
The consolidated statement of comprehensive income include: (i) Other comprehensive income that will not be reclassified to the consolidated statement of income in future periods, such as the revaluation of gain (loss) in equity instruments at fair value through other comprehensive income and (ii) Other comprehensive income to be reclassified to the consolidated statement of income in future periods, such as the comprehensive income of financial instruments derivatives used as cash flow hedges, debt instruments at fair value through other comprehensive income and translation for foreign operations. Below is the movement of the caption:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Other comprehensive income that will not be reclassified to the consolidated statement of income in future periods:
Equity instruments at fair value through other comprehensive income
Gains on equity instruments at fair value through other comprehensive income, net	145,899	8,175	117,329

Subtotal	145,899	8,175	117,329

Non-controlling interest	231	(35)	(438)
Income Tax	31	36	(219)

Total	146,161	8,176	116,672

Other comprehensive income to be reclassified to the consolidated statement of income in future periods:
Debt instruments at fair value through other comprehensive income
Unrealized net (loss) gain on debt instruments at fair value through other comprehensive income	(1,986,046)	791,762	1,341,797
Transfer to income of unrealized net gain on debt instruments at fair value through other comprehensive income	(249,689)	(193,683)	(80,080)
Transfer to income of (recovery) loss for impairment on debt instruments at fair value through other comprehensive income	(30,994)	32,865	6,779

Subtotal	(2,266,729)	630,944	1,268,496

Non-controlling interest	(6,978)	2,082	2,517
Income Tax	(8,404)	2,643	(7,878)

Total	(2,282,111)	635,669	1,263,135

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Insurance premiums reserve, Note 14(b)	1,389,995	(331,990)	(999,430)

Non-controlling interest	2,285	(546)	(1,643)

Total	1,392,280	(332,536)	(1,001,073)

Cash flow hedges:
Net gain (loss) from cash flow hedges	68,615	(38,924)	(74,593)
Transfer of net realized loss from cash flow hedge to consolidated statement of income	13,371	24,574	23,924

Subtotal	81,986	(14,350)	(50,669)

Non-controlling interest	261	(59)	(217)
Income Tax	15,696	(3,559)	(13,052)

Total	97,943	(17,968)	(63,938)

Foreign currency translation	95,674	76,935	(14,507)

Summary of Contingent Credits Weighted By Risk And Regulatory Capital Explanatory
As of December 31, 2021 and 2020, Interbank maintains the following amounts related to the risk weighted assets and contingent and regulatory capital (basic and supplementary):

	2021	2020
	S/(000)	S/(000)
Total risk weighted assets and credits	57,570,306	51,451,816
Total regulatory capital	9,135,614	8,742,126
Basic regulatory capital (Level 1)	6,262,096	5,930,657
Supplementary regulatory capital (Level 2)	2,873,518	2,811,469
Global capital to regulatory capital ratio	15.87%	16.99%

Summary of Equity Surplus Explanatory
As of December 31, 2021 and 2020, Interseguro’s surplus equity is as follows:

	2021	2020
	S/(000)	S/(000)
Regulatory capital	1,387,713	1,359,414
Less
Solvency equity (solvency margin)	672,551	607,841
Guarantee fund	235,393	212,744

Surplus	479,769	538,829

Summary of Risk Weighted Assets Capital Ratio
The Central Bank of the Bahamas requires Inteligo Bank to maintain a regulatory capital of not less than 8 percent of its risk weighted assets. Inteligo Bank’s capital ratio as of December 31, 2021 and 2020 is the following:

	2021	2020
	US$(000)	US$(000)
Total eligible capital	287,196	270,709

Total risk weighted assets	1,177,296	953,009

Capital adequacy ratio (in percentage)	24.39	28.41